UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     Form 13F

                               FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  June 30, 2006

   Check here if Amendment [ ]; Amendment Number:  _________
        This Amendment   [ ] is a restatement.
                         [ ] adds new holdings entries.

   Institutional Investment Manager Filing this Report:

   Name:      Frank R. DeSantis, Jr.
   Address:   c/o Copper Beech Capital Management Inc.
              535 Madison Avenue, 6th Floor
              New York, NY 10022

   Form 13F File Number: 028-10711

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:  Frank R. DeSantis, Jr.
   Title: Chief Executive Officer of Copper Beech Capital Management Inc.
   Phone: (212) 381-1760

   Signature, Place, and Date of Signing:

  /s/ Frank R. DeSantis, Jr.    New York, New York     August 14, 2006
   --------------------------    ------------------   ---------------

   Report Type:

        [X]   13F HOLDINGS REPORT

        [ ]   13F NOTICE

        [ ]   13F COMBINATION REPORT

   List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

   Report Summary:

   Number of Other Included Managers: Three*

   Form 13F Information Table Entry Total: 135

   Form 13F Information Table Value Total:  $248,894 (in thousands)

   List of Other Included Managers:
   No.    Form 13F File Number   Name

   (1)    028-10710              Copper Beech Capital Advisors LLC
   (2)	  UNKNOWN		 Copper Beech Partners II, L.P.
   (3)    UNKNOWN		 Copper Beech Offshore Fund, Ltd.

  * Mr. DeSantis is the investment manager of Copper Beech Capital Management Inc., which has investment discretion over the investment portfolios reported herein.

                                                          Market
 Name of                          Title of       CUSIP     Value    SH/Prn   SH/ Put/ Investment  Other     Voting Authority
 Issuer                           Class                  (x $1000)  Amount   Prn Call Discretion Managers   Sole    Shared None
 AMER INTL GRP                    COM          026874107       106     1,800 SH        DEFINED      1         1,800      0    0
 AMER INTL GRP                    COM          026874107       549     9,300 SH        DEFINED     1, 2       9,300      0    0
 AMER INTL GRP                    COM          026874107       585     9,900 SH        DEFINED      3         9,900      0    0
 ALCAN INC                        COM          013716105       141     3,000 SH        DEFINED      1         3,000      0    0
 ALCAN INC                        COM          013716105       728    15,500 SH        DEFINED     1, 2      15,500      0    0
 ALCAN INC                        COM          013716105       775    16,500 SH        DEFINED      3        16,500      0    0
 ARRIS GROUP INC                  COM          04269Q100       329    25,100 SH        DEFINED      1        25,100      0    0
 ARRIS GROUP INC                  COM          04269Q100     1,690   128,787 SH        DEFINED     1, 2     128,787      0    0
 ARRIS GROUP INC                  COM          04269Q100     1,786   136,100 SH        DEFINED      3       136,100      0    0
 AVNET INC                        COM          053807103       739    36,900 SH        DEFINED      1        36,900      0    0
 AVNET INC                        COM          053807103     3,752   187,400 SH        DEFINED     1, 2     187,400      0    0
 AVNET INC                        COM          053807103     3,958   197,700 SH        DEFINED      3       197,700      0    0
 BANK OF AMERICA CORP             COM          060505104       873    18,150 SH        DEFINED      1        18,150      0    0
 BANK OF AMERICA CORP             COM          060505104     4,449    92,500 SH        DEFINED     1, 2      92,500      0    0
 BANK OF AMERICA CORP             COM          060505104     4,683    97,350 SH        DEFINED      3        97,350      0    0
 BEST BUY CO INC                  COM          086516101       477     8,700 SH  PUT   DEFINED      1         8,700      0    0
 BEST BUY CO INC                  COM          086516101     2,435    44,400 SH  PUT   DEFINED     1, 2      44,400      0    0
 BEST BUY CO INC                  COM          086516101     2,572    46,900 SH  PUT   DEFINED      3        46,900      0    0
 BROCADE COMMUNICATIONS SYS I     COM          111621108       534    86,900 SH  CALL  DEFINED      1        86,900      0    0
 BROCADE COMMUNICATIONS SYS I     COM          111621108     2,724   443,700 SH  CALL  DEFINED     1, 2     443,700      0    0
 BROCADE COMMUNICATIONS SYS I     COM          111621108     2,882   469,400 SH  CALL  DEFINED      3       469,400      0    0
 CITIGROUP INC                    COM          172967101       169     3,500 SH        DEFINED      1         3,500      0    0
 CITIGROUP INC                    COM          172967101       856    17,750 SH        DEFINED     1, 2      17,750      0    0
 CITIGROUP INC                    COM          172967101       905    18,750 SH        DEFINED      3        18,750      0    0
 CLAYTON HLDGS INC                COM          18418N107       257    19,700 SH        DEFINED      1        19,700      0    0
 CLAYTON HLDGS INC                COM          18418N107     1,308   100,250 SH        DEFINED     1, 2     100,250      0    0
 CLAYTON HLDGS INC                COM          18418N107     1,382   105,870 SH        DEFINED      3       105,870      0    0
 ISHARES TR                       RUSSELL 2000 99AC57W91     1,557    21,700 SH  PUT   DEFINED      1        21,700      0    0
 ISHARES TR                       RUSSELL 2000 99AC57W91     7,955   110,900 SH  PUT   DEFINED     1, 2     110,900      0    0
 ISHARES TR                       RUSSELL 2000 99AC57W91     8,421   117,400 SH  PUT   DEFINED      3       117,400      0    0
 DOLLAR FINL CORP                 COM          256664103       157     8,700 SH        DEFINED      1         8,700      0    0
 DOLLAR FINL CORP                 COM          256664103       798    44,350 SH        DEFINED     1, 2      44,350      0    0
 DOLLAR FINL CORP                 COM          256664103       845    46,950 SH        DEFINED      3        46,950      0    0
 DELTA PETE CORP                  COM NEW      247907207       696    40,657 SH        DEFINED      1        40,657      0    0
 DELTA PETE CORP                  COM NEW      247907207     3,513   205,051 SH        DEFINED     1, 2     205,051      0    0
 DELTA PETE CORP                  COM NEW      247907207     4,376   255,447 SH        DEFINED      3       255,447      0    0
 ENCORE CAP GROUP INC             COM          292554102       480    39,152 SH        DEFINED      1        39,152      0    0
 ENCORE CAP GROUP INC             COM          292554102     2,450   199,678 SH        DEFINED     1, 2     199,678      0    0
 ENCORE CAP GROUP INC             COM          292554102     2,582   210,451 SH        DEFINED      3       210,451      0    0
 CALLAWAY GOLF CO                 COM          131193104       173    13,350 SH        DEFINED      1        13,350      0    0
 CALLAWAY GOLF CO                 COM          131193104       882    67,900 SH        DEFINED     1, 2      67,900      0    0
 CALLAWAY GOLF CO                 COM          131193104       932    71,711 SH        DEFINED      3        71,711      0    0
 ELECTRONIC ARTS INC              COM          285512109       299     6,950 SH        DEFINED      1         6,950      0    0
 ELECTRONIC ARTS INC              COM          285512109     1,528    35,500 SH        DEFINED     1, 2      35,500      0    0
 ELECTRONIC ARTS INC              COM          285512109     1,616    37,550 SH        DEFINED      3        37,550      0    0
 EZCORP INC                       CL A NON VTG 302301106       490    13,000 SH        DEFINED      1        13,000      0    0
 EZCORP INC                       CL A NON VTG 302301106     2,508    66,549 SH        DEFINED     1, 2      66,549      0    0
 EZCORP INC                       CL A NON VTG 302301106     2,655    70,451 SH        DEFINED      3        70,451      0    0
 FIRST DATA CORP                  COM          319963104       748    16,600 SH        DEFINED      1        16,600      0    0
 FIRST DATA CORP                  COM          319963104     3,581    79,500 SH        DEFINED     1, 2      79,500      0    0
 FIRST DATA CORP                  COM          319963104     4,004    88,900 SH        DEFINED      3        88,900      0    0
 FIRSTFED FINL CORP               COM          337907109       735    12,750 SH        DEFINED      1        12,750      0    0
 FIRSTFED FINL CORP               COM          337907109     3,734    64,750 SH        DEFINED     1, 2      64,750      0    0
 FIRSTFED FINL CORP               COM          337907109     3,950    68,500 SH        DEFINED      3        68,500      0    0
 FINISAR CORP                     COM          31787A101       680   208,100 SH        DEFINED      1       208,100      0    0
 FINISAR CORP                     COM          31787A101     3,474 1,062,450 SH        DEFINED     1, 2   1,062,450      0    0
 FINISAR CORP                     COM          31787A101     3,676 1,124,050 SH        DEFINED      3     1,124,050      0    0
 FRANKLIN STREET PPTYS CORP       COM          35471R106       291    14,800 SH        DEFINED      1        14,800      0    0
 FRANKLIN STREET PPTYS CORP       COM          35471R106     1,470    74,700 SH        DEFINED     1, 2      74,700      0    0
 FRANKLIN STREET PPTYS CORP       COM          35471R106     1,781    90,500 SH        DEFINED      3        90,500      0    0
 BLOCK H & R INC                  COM          093671105       718    30,100 SH        DEFINED      1        30,100      0    0
 BLOCK H & R INC                  COM          093671105     3,659   153,350 SH        DEFINED     1, 2     153,350      0    0
 BLOCK H & R INC                  COM          093671105     3,855   161,550 SH        DEFINED      3       161,550      0    0
 INTERNATIONAL COAL GRP INC       COM          45928H106       694    96,562 SH        DEFINED      1        96,562      0    0
 INTERNATIONAL COAL GRP INC       COM          45928H106     3,504   487,275 SH        DEFINED     1, 2     487,275      0    0
 INTERNATIONAL COAL GRP INC       COM          45928H106     3,692   513,463 SH        DEFINED      3       513,463      0    0
 INTEGRATED DEVICE TECHNOLOGY INC COM          458118106       774    54,557 SH        DEFINED      1        54,557      0    0
 INTEGRATED DEVICE TECHNOLOGY INC COM          458118106     3,937   277,664 SH        DEFINED     1, 2     277,664      0    0
 INTEGRATED DEVICE TECHNOLOGY INC COM          458118106     4,156   293,079 SH        DEFINED      3       293,079      0    0
 INTEL CORP                       COM          458140100       439    23,100 SH        DEFINED      1        23,100      0    0
 INTEL CORP                       COM          458140100     2,240   117,900 SH        DEFINED     1, 2     117,900      0    0
 INTEL CORP                       COM          458140100     2,369   124,700 SH        DEFINED      3       124,700      0    0
 JPMORGAN CHASE  & CO  COM        COM          46625H100       103     2,450 SH        DEFINED      1         2,450      0    0
 JPMORGAN CHASE  & CO  COM        COM          46625H100       521    12,400 SH        DEFINED     1, 2      12,400      0    0
 JPMORGAN CHASE  & CO  COM        COM          46625H100       552    13,150 SH        DEFINED      3        13,150      0    0
 ESSEX CORP                       COM          296744105       379    20,550 SH        DEFINED      1        20,550      0    0
 ESSEX CORP                       COM          296744105     1,927   104,600 SH        DEFINED     1, 2     104,600      0    0
 ESSEX CORP                       COM          296744105     2,042   110,850 SH        DEFINED      3       110,850      0    0
 MORTGAGEIT HLDS                  COM          61915Q108       145    12,000 SH        DEFINED      1        12,000      0    0
 MORTGAGEIT HLDS                  COM          61915Q108       738    61,200 SH        DEFINED     1, 2      61,200      0    0
 MORTGAGEIT HLDS                  COM          61915Q108       781    64,800 SH        DEFINED      3        64,800      0    0
 NORTHSTAR RLTY FIN CORP          COM          66704R100       162    13,450 SH        DEFINED      1        13,450      0    0
 NORTHSTAR RLTY FIN CORP          COM          66704R100       826    68,800 SH        DEFINED     1, 2      68,800      0    0
 NORTHSTAR RLTY FIN CORP          COM          66704R100       874    72,750 SH        DEFINED      3        72,750      0    0
 NETFLIX COM INC                  COM          64110L106     1,118    41,100 SH  PUT   DEFINED      1        41,100      0    0
 NETFLIX COM INC                  COM          64110L106     5,445   200,100 SH  PUT   DEFINED     1, 2     200,100      0    0
 NETFLIX COM INC                  COM          64110L106     7,042   258,800 SH  PUT   DEFINED      3       258,800      0    0
 OPLINK COMMUNICATIONS INC        COM NEW      68375Q403       255    13,900 SH        DEFINED      1        13,900      0    0
 OPLINK COMMUNICATIONS INC        COM NEW      68375Q403     1,302    71,124 SH        DEFINED     1, 2      71,124      0    0
 OPLINK COMMUNICATIONS INC        COM NEW      68375Q403     1,377    75,221 SH        DEFINED      3        75,221      0    0
 PIER 1 IMPORTS INC               COM          720279108       111    15,850 SH        DEFINED      1        15,850      0    0
 PIER 1 IMPORTS INC               COM          720279108       564    80,750 SH        DEFINED     1, 2      80,750      0    0
 PIER 1 IMPORTS INC               COM          720279108       595    85,300 SH        DEFINED      3        85,300      0    0
 NASDAQ 100 TR                    UNIT SER 1   631100104       841    21,700 SH  PUT   DEFINED      1        21,700      0    0
 NASDAQ 100 TR                    UNIT SER 1   631100104     4,300   110,900 SH  PUT   DEFINED     1, 2     110,900      0    0
 NASDAQ 100 TR                    UNIT SER 1   631100104     4,552   117,400 SH  PUT   DEFINED      3       117,400      0    0
 SLM CORP                         COM          78442P106       720    13,600 SH        DEFINED      1        13,600      0    0
 SLM CORP                         COM          78442P106     3,691    69,750 SH        DEFINED     1, 2      69,750      0    0
 SLM CORP                         COM          78442P106     3,898    73,650 SH        DEFINED      3        73,650      0    0
 SONUS NETWORKS INC               COM          835916107       748   151,050 SH        DEFINED      1       151,050      0    0
 SONUS NETWORKS INC               COM          835916107     3,818   771,300 SH        DEFINED     1, 2     771,300      0    0
 SONUS NETWORKS INC               COM          835916107     4,034   814,850 SH        DEFINED      3       814,850      0    0
 PMC-SIERRA INC                   COM          69344F106       408    43,400 SH  CALL  DEFINED      1        43,400      0    0
 PMC-SIERRA INC                   COM          69344F106     2,086   221,900 SH  CALL  DEFINED     1, 2     221,900      0    0
 PMC-SIERRA INC                   COM          69344F106     2,206   234,700 SH  CALL  DEFINED      3       234,700      0    0
 SANDISK CORP                     COM          80004C101     1,331    26,100 SH  CALL  DEFINED      1        26,100      0    0
 SANDISK CORP                     COM          80004C101     6,785   133,100 SH  CALL  DEFINED     1, 2     133,100      0    0
 SANDISK CORP                     COM          80004C101     7,178   140,800 SH  CALL  DEFINED      3       140,800      0    0
 TARGET CORP                      COM          87612E106       147     3,000 SH        DEFINED      1         3,000      0    0
 TARGET CORP                      COM          87612E106       757    15,500 SH        DEFINED     1, 2      15,500      0    0
 TARGET CORP                      COM          87612E106       806    16,500 SH        DEFINED      3        16,500      0    0
 TARGET CORP                      COM          87612E106       420     8,600 SH  CALL  DEFINED      1         8,600      0    0
 TARGET CORP                      COM          87612E106     2,165    44,300 SH  CALL  DEFINED     1, 2      44,300      0    0
 TARGET CORP                      COM          87612E106     2,302    47,100 SH  CALL  DEFINED      3        47,100      0    0
 TAKE-TWO INTERACTIVE SOFTWAR     COM          874054109       225    20,800 SH        DEFINED      1        20,800      0    0
 TAKE-TWO INTERACTIVE SOFTWAR     COM          874054109     1,152   106,500 SH        DEFINED     1, 2     106,500      0    0
 TAKE-TWO INTERACTIVE SOFTWAR     COM          874054109     1,219   112,700 SH        DEFINED      3       112,700      0    0
 UNITED INDL CP                   COM          910671106       394     8,700 SH        DEFINED      1         8,700      0    0
 UNITED INDL CP                   COM          910671106     2,007    44,350 SH        DEFINED     1, 2      44,350      0    0
 UNITED INDL CP                   COM          910671106     2,124    46,950 SH        DEFINED      3        46,950      0    0
 UNITED PANAM FINL CP             COM          911301109       263     8,650 SH        DEFINED      1         8,650      0    0
 UNITED PANAM FINL CP             COM          911301109     1,350    44,400 SH        DEFINED     1, 2      44,400      0    0
 UNITED PANAM FINL CP             COM          911301109     1,427    46,950 SH        DEFINED      3        46,950      0    0
 JDS UNIPHASE CORP                COM          46612J101       439   173,700 SH  CALL  DEFINED      1       173,700      0    0
 JDS UNIPHASE CORP                COM          46612J101     2,245   887,400 SH  CALL  DEFINED     1, 2     887,400      0    0
 JDS UNIPHASE CORP                COM          46612J101     2,375   938,900 SH  CALL  DEFINED      3       938,900      0    0
 WACHOVIA CORP 2ND NEW            COM          929903102        59     1,100 SH        DEFINED      1         1,100      0    0
 WACHOVIA CORP 2ND NEW            COM          929903102       314     5,800 SH        DEFINED     1, 2       5,800      0    0
 WACHOVIA CORP 2ND NEW            COM          929903102       330     6,100 SH        DEFINED      3         6,100      0    0
 WELLS FARGO & CO NEW             COM          949746101        80     1,200 SH        DEFINED      1         1,200      0    0
 WELLS FARGO & CO NEW             COM          949746101       402     6,000 SH        DEFINED     1, 2       6,000      0    0
 WELLS FARGO & CO NEW             COM          949746101       423     6,300 SH        DEFINED      3         6,300      0    0
 TEMPUR PEDIC INTL INC            COM          88023U101       584    43,200 SH  PUT   DEFINED      1        43,200      0    0
 TEMPUR PEDIC INTL INC            COM          88023U101     2,928   216,700 SH  PUT   DEFINED     1, 2     216,700      0    0
 TEMPUR PEDIC INTL INC            COM          88023U101     3,784   280,100 SH  PUT   DEFINED      3       280,100      0    0